Nuveen High Income Bond Fund
Nuveen High Income Bond Fund
Investment Objective
The investment objective of the fund is to provide investors with a high level of current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 52 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 55 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-84 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen High Income Bond Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen High Income Bond Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.11%	1.86%	1.86%	1.36%	0.86%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen High Income Bond Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	583	689	189	138	88
3 Years	811	885	585	431	274
5 Years	1,058	1,106	1,006	745	477
10 Years	1,762	1,984	2,180	1,635	1,061

No Redemption
Expense Example, No Redemption - Nuveen High Income Bond Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	583	189	189	138	88
3 Years	811	585	585	431	274
5 Years	1,058	1,006	1,006	745	477
10 Years	1,762	1,984	2,180	1,635	1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in exchange-traded funds, closed-end funds, and other investment companies ("investment companies").

The fund's sub-adviser employs a bottom up approach to investing. The sub-adviser devotes more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments. Up to 20% of the fund's total assets may be invested in dollar denominated debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*
[1]	Class A year-to-date total return as of September 30, 2011 was -4.48%.

During the nine-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 21.96% and -19.17%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen High Income Bond Fund		Inception Date	1 Year	5 Years	Since Inception
Class A	[1]	Aug. 30, 2001	9.84%	6.53%	6.50%
Class A (return after taxes on distributions)	[1]	Aug. 30, 2001	7.02%	3.62%	3.59%
Class A (return after taxes on distributions and sale of fund shares)	[1]	Aug. 30, 2001	6.35%	3.80%	3.74%
Class A Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]				9.04%
Class A Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]				7.10%
Class B	[1]	Aug. 30, 2001	9.35%	6.61%	6.29%
Class B Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]				9.04%
Class B Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]				7.10%
Class C	[1]	Aug. 30, 2001	14.58%	6.79%	6.28%
Class C Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]				9.04%
Class C Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]				7.10%
Class R3	[1]	Sep. 24, 2001	15.03%	7.32%	7.47%
Class R3 Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]				8.97%
Class R3 Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]				7.78%
Class I	[1]	Aug. 30, 2001	15.64%	7.85%	7.33%
Class I Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]				9.04%
Class I Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]				7.10%
Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]		14.94%	8.90%
Lipper High Current Yield Classification Average (reflects no deduction for taxes or certain expenses)	[1]		14.24%	6.60%
[1]	Performance presented prior to 3/14/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.